united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares			Fair Value
	EXCHANGE TRADED FUNDS - 95.3%
	COMMODITY FUNDS - 1.9%
12,500	iShares Silver Trust *		$189,375
6,500	ProShares UltraShort Bloomberg Crude Oil *		96,915
1,600	SPDR Gold Shares *		189,840
17,050	United States Natural Gas Fund LP *		404,085
			880,215
	EQUITY FUNDS - 93.4%
9,400	Consumer Discretionary Select Sector SPDR Fund		1,027,420
3,100	Consumer Staples Select Sector SPDR Fund		159,743
4,100	Direxion Daily Emerging Markets Bull 3X Shares		372,772
6,000	Direxion Daily Financial Bull 3X Shares		378,000
32,700	Direxion Daily Gold Miners Index Bull 3X Shares		795,591
7,100	Financial Select Sector SPDR Fund		188,789
21,900	First Trust Dow Jones Internet Index Fund		3,014,535
2,500	Health Care Select Sector SPDR Fund		208,650
7,400	Industrial Select Sector SPDR Fund		530,062
10,600	Invesco DB Agriculture Fund		191,118
9,000	Invesco DB US Dollar Index Bearish Fund		195,030
1,100	Invesco QQQ Trust Series 1		188,815
26,500	Invesco S&P 500 Pure Growth ETF		3,041,140
27,600	iShares Edge MSCI USA Momentum Factor ETF		3,027,720
9,400	iShares Global Consumer Discretionary ETF		1,079,778
16,200	iShares Global Consumer Staples ETF		793,962
3,800	iShares Global Financials ETF		243,618
700	iShares Global Healthcare ETF		39,508
6,100	iShares Global Industrials ETF		536,099
3,000	iShares Global Materials ETF		201,720
18,600	iShares Global Tech ETF		3,059,700
2,000	iShares Global Telecom ETF		108,140
32,800	iShares Global Utilities ETF		1,606,216
41,276	iShares MSCI Australia ETF		933,250
50,900	iShares MSCI Canada ETF		1,451,159
8,600	iShares MSCI Denmark ETF		549,454
4,400	iShares MSCI Emerging Markets ETF		190,652
23,200	iShares MSCI France ETF		708,064
13,000	iShares MSCI Germany ETF		389,740
26,100	iShares MSCI Hong Kong ETF		631,881
3,000	iShares MSCI Italy ETF		86,670
36,300	iShares MSCI Japan ETF		2,102,133
38,200	iShares MSCI Netherlands ETF		1,165,482
26,700	iShares MSCI Singapore ETF		640,533
2,900	iShares MSCI Sweden ETF		88,479
65,700	iShares MSCI Switzerland ETF		2,140,506
4,800	iShares MSCI Taiwan ETF		172,800
33,700	iShares MSCI United Kingdom ETF		1,172,086
1,200	iShares Russell 2000 ETF		196,524
16,000	iShares S&P Small-Cap 600 Growth ETF		3,023,360
4,700	Materials Select Sector SPDR Fund		272,929
45,300	Real Estate Select Sector SPDR Fund		1,481,763
700	SPDR S&P 500 ETF Trust		189,896
5,400	SPDR S&P Metals & Mining ETF		191,538
50,000	Technology Select Sector SPDR Fund		3,473,500
9,700	Utilities Select Sector SPDR Fund		504,012
8,800	VanEck Vectors Gold Miners ETF		196,328
1,900	VanEck Vectors Semiconductor ETF		195,073
			43,135,938

	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,207,057)		44,016,153

	EXCHANGE TRADED NOTE - 4.0%
59,700	VelocityShares 3x Inverse Crude Oil ETN		361,185
78,500	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index		735,545
81,000	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index		735,480
	TOTAL EXCHANGE TRADED NOTE (Cost - $2,131,502)		1,832,210

	TOTAL INVESTMENTS - 99.3% (Cost - $46,338,559) (a)		$45,848,363
	OTHER ASSETS LESS LIABILITIES - 0.7%		347,131
	NET ASSETS - 100.0%		$46,195,494

	DB - Deutsche Bank
	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	GSCI - Goldman Sachs Commodity Index
	LP - Limited Partnership
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,456,582
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$782,330
		Unrealized depreciation	(1,390,549)
		Net unrealized depreciation	$(608,219)

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares			Fair Value
	EXCHANGE TRADED FUNDS - 99.1%
	ASSET ALLOCATION FUND - 9.1%
68,860	SPDR Bloomberg Barclays Convertible Securities ETF		$3,650,957

	DEBT FUNDS - 63.0%
55,900	Invesco Emerging Markets Sovereign Debt ETF		1,482,468
65,000	Invesco Senior Loan ETF		1,488,500
29,900	iShares CMBS ETF		1,497,930
48,500	iShares Emerging Markets High Yield Bond ETF		2,230,515
16,400	iShares iBoxx $ High Yield Corporate Bond ETF		1,395,312
21,000	iShares JP Morgan USD Emerging Markets Bond ETF		2,242,170
13,300	iShares TIPS Bond ETF		1,501,171
40,000	iShares US Preferred Stock ETF		1,508,400
65,200	ProShares Short 20+ Year Treasury		1,476,128
53,400	SPDR Bloomberg Barclays International Treasury Bond ETF		1,481,850
145,300	VanEck Vectors High-Yield Municipal Index ETF		4,572,591
29,100	Vanguard Mortgage-Backed Securities ETF		1,496,031
69,400	WisdomTree Trust WisdomTree Negative Duration US Aggregate Bond Fund		2,995,998
			25,369,064
	EQUITY FUNDS - 27.0%
106,500	Global X SuperDividend ETF		2,233,476
195,200	VanEck Vectors Gold Miners ETF		4,354,912
100,500	WisdomTree Emerging Markets High Dividend Fund		4,308,435
			10,896,823

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,249,649)		39,916,844

	TOTAL INVESTMENTS - 99.1% (Cost - $40,249,649) (a)		$39,916,844
	OTHER ASSETS LESS LIABILITIES - 0.9%		346,213
	NET ASSETS - 100.0%		$40,263,057

	CMBS - Commercial Mortgage Backed Securities
	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
	TIPS - Treasury Inflation Protected Securites
	USD - United States Dollar
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,255,108
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$67,255
		Unrealized depreciation	(405,519)
		Net unrealized depreciation	$(338,264)

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accouting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As stated above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2018 in valuing the funds' assets carried at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,016,153	$ -	$ -	$44,016,153
Exchange Traded Note	1,832,210	-	-	1,832,210
Total	$45,848,363	$ -	$ -	$45,848,363

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,916,844	$ -	$ -	$39,916,844
Total	$39,916,844	$ -	$ -	$39,916,844

The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/24/18

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer /Treasurer

Date 8/24/18